COMMITMENTS - Capital commitments expenditures contracted (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other property, plant and equipment [member]
Disclosure of commitments [Line Items]
Authorised capital commitments but not contracted for	¥ 0	¥ 0	¥ 0
Chengdu Future
Disclosure of commitments [Line Items]
Contractual capital commitments	¥ 30,000,000	¥ 0	¥ 0